Analysis of cash flows - Summary of Analysis of Cash Flows (Parenthetical) (Detail) - Jun. 30, 2018	GBP (£)	USD ($)	EUR (€)
Disclosure Of Cash Flow Statement [Line Items]
Bond amount | £	£ 8,208,800,000
Proceeds from issue of EURO 250 million bonds [member]
Disclosure Of Cash Flow Statement [Line Items]
Bond amount			€ 250,000,000
Proceeds from issue of EURO 500 million bonds [member]
Disclosure Of Cash Flow Statement [Line Items]
Bond amount			500,000,000
Partial repayment of USD 300 million bonds [member]
Disclosure Of Cash Flow Statement [Line Items]
Bond amount | $		$ 300,000,000
Repayment of EURO 252 million bonds [member]
Disclosure Of Cash Flow Statement [Line Items]
Bond amount			€ 252,000,000
Repayment of GBP 400 million bonds [member]
Disclosure Of Cash Flow Statement [Line Items]
Bond amount | £	£ 400,000,000